Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement Of Comprehensive Income [Abstract]
(Loss)/profit for the year	$ (8,512)	$ 3,709	$ (951)
Other comprehensive (loss)/income to be reclassified to profit or loss in subsequent periods:
Exchange differences on translation of foreign operations, net of tax of $0	(15,028)	5,211	10,677
Exchange differences, total	(15,028)	5,211	10,677
Other comprehensive income/(loss) not to be reclassified to profit or loss in subsequent periods:
Changes in the fair value of equity instruments measured at fair value through other comprehensive income	734	(1,789)	1,670
Income tax effect	(147)	358	(334)
Other comprehensive income from equity instruments measured at fair value, net of tax	587	(1,431)	1,336
Re-measuring income/(loss) on defined benefit plans	559	199	(1,727)
Income tax effect	(112)	(40)	345
Defined benefit pension plan, net of tax	447	159	(1,382)
Other comprehensive (loss)/income for the year, net of tax	(13,994)	3,939	10,631
Total comprehensive (loss)/income for the year, net of tax	(22,506)	7,648	9,680
Attributable to:
Equity holders of the parent	(10,193)	4,006	3,786
Non-controlling interests	(12,313)	3,642	5,894
Total comprehensive (loss)/income for the year, net of tax	$ (22,506)	$ 7,648	$ 9,680